Note 13 - Lease Liabilities and Other Loans (Details Textual) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 NOK (kr)
Statement Line Items [Line Items]
Total borrowings	$ 10,545	$ 7,836
Cash outflow for leases	6,100	6,200	$ 7,500
Total financial assets	366,288	362,815
Total financial liabilities	76,171	66,992
Financial guarantee contracts [member]
Statement Line Items [Line Items]
Total financial liabilities	9,800			kr 0.1
Security deposit [member]
Statement Line Items [Line Items]
Total financial assets	$ 1,700	$ 1,700
Bottom of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	6 months
Top of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	7 years
Interest bearing loans [member]
Statement Line Items [Line Items]
Total borrowings	$ 0